Other Liabilities	12 Months Ended
Dec. 31, 2023
Disclosures Of Other Liabilities [Abstract]
Other liabilities
35	Other liabilities

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Accrued expenses	1,617,983	1,128,099
Payable for other debt investments (a)	261,851	463,184
Provisions	112,584	155,347
Others	8,350	13,042

	2,000,768	1,759,672

(a)	Payable for other debt investments is primarily relating to the distribution of proceeds from other assets jointly invested with other parties in accordance with the provisions of the agreement.